UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	07/31
Date of reporting period:	01 /31 /15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Inflation Adjusted

Securities Fund

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Inflation Adjusted
Securities Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Inflation Adjusted Securities Fund, covering the 6-month period from August 1, 2014, through January 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets generally defied most analysts’ expectations over the reporting period as long-term interest rates fell unexpectedly and inflation remained low in the midst of a sustained economic recovery. Long-term bond yields were driven downward and prices higher by robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. Higher yielding market sectors, such as corporate-backed bonds, fared relatively well in the recovering economy, but they generally lagged long-term U.S. government securities for the reporting period overall.

Many economists appear to be optimistic about the bond market’s prospects for the months ahead. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, expect a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession. Of course, stronger economic growth could create risks for fixed-income markets, including the possibility of higher short-term interest rates from the Federal Reserve Board.That’s why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
February 17, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2014, through January 31, 2015, as provided by Robert Bayston, CFA, David Horsfall, CFA, and Nate Pearson, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2015, Dreyfus Inflation Adjusted Securities Fund’s Class I shares produced a total return of –0.46%, Investor shares returned –0.65%, and Class Y shares returned –0.49%.1 In comparison, the fund’s benchmark, the Barclays U.S.TIPS 1-10Year Index (the “Index”), produced a –0.31% total return for the same period.2

Renewed global economic uncertainties, geopolitical tensions, low inflation, and supply-and-demand factors continued to push long-term interest rates and bond yields lower despite an accelerating U.S. economic recovery. Treasury Inflation Protected Securities (“TIPS”) underperformed nominal U.S. Treasury securities in the low inflation environment.

The Fund’s Investment Approach

The fund seeks returns that exceed the rate of inflation.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-indexed securities, which are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities.To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed income securities not adjusted for inflation, which are rated investment grade or the unrated equivalent determined by Dreyfus. These other securities may include U.S. government bonds and notes, corporate bonds, mortgage-related securities, and asset-backed securities. The fund seeks to keep its average effective duration between two and 10 years, and the fund may invest in securities of any maturity without restriction.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Low Inflation Expectations Undermined TIPS Performance

Global investors seeking more competitive yields from sovereign bonds than were available in Europe and Japan flocked to a relatively limited supply of U.S. Treasury securities, and the resulting supply-and-demand imbalance kept yields of U.S. government obligations low over the reporting period. Meanwhile, inflationary pressures remained muted in the struggling global economy, and plummeting oil prices sparked deflation concerns in some international markets.

These developments defied many analysts’ expectations that interest rates and bond yields would climb in response to a sustained U.S. economic recovery. Instead, yields of U.S. Treasury securities fell, and prices climbed at the long end of the market’s maturity range. Short-term rates climbed slightly over the reporting period, causing yield differences between short- and long-term bonds to narrow.

Long-term U.S.Treasury securities generally produced far higher returns than their short- and intermediate-term counterparts in this environment. Long-term U.S. Treasury securities also produced substantially higher returns than TIPS, which tend to carry shorter maturities and were hurt by investors’ low inflation expectations.

Strategies for an Improving Economic Environment

We believe that, as of the end of the reporting period, yields of inflation-adjusted securities remain lower than warranted by economic fundamentals, and TIPS may begin to outpace nominal U.S.Treasuries as investors’ inflation expectations move higher.

In fact, the U.S. economic recovery has continued to gain traction despite global headwinds, as evidenced by further employment gains, hints of rising wages, higher rents and reduced vacancies in the housing market, improving consumer confidence, and greater capital spending by businesses. In light of the sustained recovery, the Federal Reserve Board is widely expected to begin raising short-term interest rates at some point in 2015.We also expect inflationary pressures to intensify as oil prices stabilize.

4

Although we may readjust the fund’s average duration to a relatively short position as these developments unfold, we have maintained a market-neutral duration for now in order to guard against the risks of heightened market volatility over the near term. In our view, these are prudent strategies as investors adjust to changes in the domestic and global economies.

February 17, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Interest payments on inflation-protected bonds will vary as the bond’s principal value is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. Any increase in the principal amount of an inflation-protected bond (which follows a rise in the relevant inflation index), will be considered taxable ordinary income, even though investors do not receive their principal until maturity. During periods of rising interest rates and flat or declining inflation rates, inflation-protected bonds can underperform. Inflation-protected bonds issued by corporations generally do not guarantee repayment of principal.

Investing internationally involves special risk, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Investments in foreign currencies are subject to the risk that those currencies will decline in relative value to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Treasury Inflation Protected Securities (TIPS) 1-10Year Index is a rules-based, market value-
weighted index that tracks inflation-protected securities issued by the U.S.Treasury with 1-10 years of remaining maturity. It is the component (subset) of Barclays U.S.Treasury Inflation-Protected Securities (TIPS). Investors
cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Inflation Adjusted Securities Fund from August 1, 2014 to January 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2015
	Class I Shares	Investor Shares	Class Y Shares
Expenses paid per $1,000†	$2.62	$3.67	$2.06
Ending value (after expenses)	$995.40	$993.50	$995.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2015
	Class I Shares	Investor Shares	Class Y Shares
Expenses paid per $1,000†	$2.65	$3.72	$2.09
Ending value (after expenses)	$1,022.58	$1,021.53	$1,023.14

† Expenses are equal to the fund’s annualized expense ratio of .52% for Class I, .73% for Investor Shares and .41% for
ClassY, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

January 31, 2015 (Unaudited)

	Principal
Bonds and Notes—99.8%	Amount ($)		Value ($)
U.S. Treasury Inflation Protected Securities:
0.13%, 4/15/16	7,368,602	[a]	7,400,265
0.13%, 4/15/17	20,541,580	[a]	20,814,393
0.13%, 4/15/19	19,064,495	[a]	19,416,006
0.13%, 1/15/22	30,273,679	[a]	30,739,621
0.13%, 7/15/22	15,532,322	[a,b]	15,813,846
0.13%, 1/15/23	7,885,682	[a]	7,992,265
0.38%, 7/15/23	8,065,049	[a]	8,366,230
0.63%, 1/15/24	17,575,846	[a]	18,539,776
0.63%, 7/15/21	12,808,271	[a,b]	13,491,707
1.25%, 7/15/20	19,600,866	[a]	21,300,633
1.38%, 7/15/18	4,376,523	[a]	4,679,120
2.13%, 1/15/19	15,877,329	[a]	17,484,908
2.50%, 7/15/16	2,064,609	[a,b]	2,163,807
Total Bonds and Notes
(cost $188,924,292)			188,202,577

Other Investment—.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $848,547)	848,547	[c]	848,547

Total Investments (cost $189,772,839)	100.2%		189,051,124

Liabilities, Less Cash and Receivables	(.2%)		(463,514)

Net Assets	100.0%		188,587,610

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	Security, or portion thereof, on loan.At January 31, 2015, the value of the fund’s securities on loan was
$12,823,096 and the value of the collateral held by the fund was $12,993,464, consisting of U.S. Government & Agency securities.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government & Agencies	99.8	Money Market Investment	.4
			100.2
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2015 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $12,823,096)—Note 1(b):
Unaffiliated issuers		188,924,292	188,202,577
Affiliated issuers		848,547	848,547
Cash			217,627
Receivable for investment securities sold			9,373,407
Receivable for shares of Common Stock subscribed			83,280
Dividends, interest and securities lending income receivable			64,526
Prepaid expenses			25,704
			198,815,668
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)			65,202
Payable for investment securities purchased			9,877,141
Payable for shares of Common Stock redeemed			227,131
Accrued expenses			58,584
			10,228,058
Net Assets ($)			188,587,610
Composition of Net Assets ($):
Paid-in capital			201,388,950
Accumulated investment (loss)—net			(1,230,469)
Accumulated net realized gain (loss) on investments			(10,849,156)
Accumulated net unrealized appreciation
(depreciation) on investments			(721,715)
Net Assets ($)			188,587,610

Net Asset Value Per Share
	Class I Shares	Investor Shares	Class Y Shares
Net Assets ($)	23,005,805	26,173,940	139,407,865
Shares Outstanding	1,805,705	2,054,678	10,947,572
Net Asset Value Per Share ($)	12.74	12.74	12.73

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2015 (Unaudited)

Investment Income ($):
Income:
Interest	691,532
Adjustment for treasury inflation protected securities	(1,246,480)
Income from securities lending—Note 1(b)	7,640
Dividends;
Affiliated issuers	480
Total Income	(546,828)
Expenses:
Management fee—Note 3(a)	325,707
Shareholder servicing costs—Note 3(b)	53,215
Professional fees	33,401
Directors’ fees and expenses—Note 3(c)	30,424
Registration fees	24,900
Prospectus and shareholders’ reports	16,971
Custodian fees—Note 3(b)	7,819
Loan commitment fees—Note 2	948
Miscellaneous	9,812
Total Expenses	503,197
Less—reduction in fees due to earnings credits—Note 3(b)	(5)
Net Expenses	503,192
Investment (Loss)—Net	(1,050,020)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(4,425,825)
Net unrealized appreciation (depreciation) on investments	3,614,366
Net Realized and Unrealized Gain (Loss) on Investments	(811,459)
Net (Decrease) in Net Assets Resulting from Operations	(1,861,479)

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
Operations ($):
Investment income (loss)—net	(1,050,020)	5,826,240
Net realized gain (loss) on investments	(4,425,825)	(1,352,926)
Net unrealized appreciation
(depreciation) on investments	3,614,366	788,268
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,861,479)	5,261,582
Dividends to Shareholders from ($):
Investment income—net:
Class l Shares	(174,005)	(4,357,105)
Investor Shares	(160,613)	(501,079)
Class Y Shares	(1,327,476)	(313,145)
Total Dividends	(1,662,094)	(5,171,329)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class I Shares	13,013,947	46,799,725
Investor Shares	2,539,513	4,441,800
Class Y Shares	33,427,490	171,960,181
Dividends reinvested:
Class I Shares	92,128	1,411,212
Investor Shares	155,170	481,408
Class Y Shares	369,730	105,612
Cost of shares redeemed:
Class I Shares	(23,435,079)	(320,596,689)
Investor Shares	(3,030,687)	(14,691,581)
Class Y Shares	(61,442,822)	(1,835,639)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(38,310,610)	(111,923,971)
Total Increase (Decrease) in Net Assets	(41,834,183)	(111,833,718)
Net Assets ($):
Beginning of Period	230,421,793	342,255,511
End of Period	188,587,610	230,421,793
Undistributed investment income (loss)—net	(1,230,469)	1,481,645

10

	Six Months Ended
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
Capital Share Transactions:
Class I Shares[a]
Shares sold	1,030,655	3,683,590
Shares issued for dividends reinvested	7,254	110,337
Shares redeemed	(1,833,127)	(25,066,715)
Net Increase (Decrease) in Shares Outstanding	(795,218)	(21,272,788)
Investor Shares
Shares sold	199,569	346,988
Shares issued for dividends reinvested	12,207	37,569
Shares redeemed	(239,827)	(1,155,729)
Net Increase (Decrease) in Shares Outstanding	(28,051)	(771,172)
Class Y Shares[a]
Shares sold	2,620,396	13,320,069
Shares issued for dividends reinvested	29,082	8,188
Shares redeemed	(4,888,139)	(142,102)
Net Increase (Decrease) in Shares Outstanding	(2,238,661)	13,186,155
a During the period ended July 31, 2014, 12,675,571 Class I Shares representing $163,641,624 were exchanged for 12,675,571 ClassY shares.
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2015				Year Ended July 31,
Class I Shares		(Unaudited)	2014	2013 [a]	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		12.89	12.80	14.42	13.68	12.83	11.97
Investment Operations:
Investment income (loss)—net[b]		(.05)	.28	.26	.34	.62	.37
Net realized and unrealized
gain (loss) on investments		(.01)	.07	(1.07)	.89	.76	.77
Total from Investment Operations		(.06)	.35	(.81)	1.23	1.38	1.14
Distributions:
Dividends from
investment income—net		(.09)	(.26)	(.28)	(.37)	(.50)	(.28)
Dividends from net realized
gain on investments		—	—	(.53)	(.12)	(.03)	—
Total Distributions		(.09)	(.26)	(.81)	(.49)	(.53)	(.28)
Net asset value, end of period		12.74	12.89	12.80	14.42	13.68	12.83
Total Return (%)		(.46)[c]	2.76	(6.01)	9.16	10.95	9.58
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		.52 [d]	.40	.37	.37	.40	.44
Ratio of net expenses
to average net assets		.52 [d]	.40	.37	.37	.40	.42
Ratio of net investment income
(loss) to average net assets		(.85)[d]	2.23	1.85	2.45	4.71	2.97
Portfolio Turnover Rate		33.82 [c]	74.65	131.32	97.40	138.50	61.50
Net Assets, end of period
($ x 1,000)		23,006	33,537	305,695	308,977	206,693	105,864
a		Effective July 1, 2013, the existing Institutional shares were redesignated as Class I shares.
b	Based on average shares outstanding.
c	Not annualized.
d Annualized.
See notes to financial statements.

12

Six Months Ended
January 31, 2015			Year Ended July 31,
Investor Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	12.90	12.81	14.42	13.68	12.83	11.98
Investment Operations:
Investment income (loss)—net[a]	(.09)	.24	.20	.29	.51	.33
Net realized and unrealized
gain (loss) on investments	.01	.07	(1.05)	.89	.82	.76
Total from Investment Operations	(.08)	.31	(.85)	1.18	1.33	1.09
Distributions:
Dividends from
investment income—net	(.08)	(.22)	(.23)	(.32)	(.45)	(.24)
Dividends from net realized
gain on investments	—	—	(.53)	(.12)	(.03)	—
Total Distributions	(.08)	(.22)	(.76)	(.44)	(.48)	(.24)
Net asset value, end of period	12.74	12.90	12.81	14.42	13.68	12.83
Total Return (%)	(.65)[b]	2.44	(6.26)	8.80	10.60	9.23
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73 [c]	.72	.70	.70	.73	.79
Ratio of net expenses
to average net assets	.73 [c]	.72	.70	.70	.73	.71
Ratio of net investment income
(loss) to average net assets	(1.39)[c]	1.92	1.40	2.05	3.90	2.63
Portfolio Turnover Rate	33.82 [b]	74.65	131.32	97.40	138.50	61.50
Net Assets, end of period
($ x 1,000)	26,174	26,864	36,559	63,053	46,476	42,846

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2015	Year Ended July 31,
Class Y Shares	(Unaudited)	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.89	12.81	12.76
Investment Operations:
Investment income (loss)—net[b]	(.06)	.28	.03
Net realized and unrealized
gain (loss) on investments	—	.06	.05
Total from Investment Operations	(.06)	.34	.08
Distributions:
Dividends from investment income—net	(.10)	(.26)	(.03)
Net asset value, end of period	12.73	12.89	12.81
Total Return (%)	(.49)[c]	2.72	.60	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.41 [d]	.39	.36	[d]
Ratio of net expenses
to average net assets	.41 [d]	.39	.36	[d]
Ratio of net investment income
(loss) to average net assets	(.91)[d]	2.24	2.36	[d]
Portfolio Turnover Rate	33.82 [c]	74.65	131.32
Net Assets, end of period ($ x 1,000)	139,408	170,021	1

a	From July 1, 2013 (commencement of initial offering) to July 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek returns that exceed the rate of inflation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class I (500 million shares authorized), Investor (500 million shares authorized) and ClassY (100 million shares authorized). Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Investor Shares are subject to a Shareholder Services Plan fee. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and inter-

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

16

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the proce-

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	848,547	—	—	848,547
U.S. Treasury	—	188,202,577	—	188,202,577

At January 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. During the period ended January 31, 2015, due to the impacts of deflation, the fund recorded a net adjustment of ($1,246,480) relating to inflation adjustments.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s

18

policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended January 31, 2015, The Bank of New York Mellon earned $1,534 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended January 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	7/31/2014 ($)	Purchases ($)	Sales ($)	1/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,369,700	29,541,149	30,062,302	848,547.4

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carry-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

overs, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2014. The fund has $5,603,757 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2014 was as follows: ordinary income $5,171,329. The tax character of current year distributions will be determined at the end of the current fiscal year.

20

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2015, Investor Shares were charged $33,597 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2015, the fund was charged $6,164 for transfer agency services and $167 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $5.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2015, the fund was charged $7,819 pursuant to the custody agreement.

During the period ended January 31, 2015, the fund was charged $3,693 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $47,115, Shareholder Services Plan fees $5,513, custodian fees $8,271, Chief Compliance Officer fees $2,467 and transfer agency fees $1,836.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

22

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended January 31, 2015, amounted to $72,260,677 and $112,684,925, respectively.

At January 31, 2015, accumulated net unrealized depreciation on investments was $721,715, consisting of $1,974,160 gross unrealized appreciation and $2,695,875 gross unrealized depreciation.

At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 23

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Intermediate

Term Income Fund

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
30	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus
Intermediate
Term Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Term Income Fund, covering the 6-month period from August 1, 2014, through January 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets generally defied most analysts’ expectations over the reporting period as long-term interest rates fell unexpectedly and inflation remained low in the midst of a sustained economic recovery. Long-term bond yields were driven downward and prices higher by robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. Higher yielding market sectors, such as corporate-backed bonds, fared relatively well in the recovering economy, but they generally lagged long-term U.S. government securities for the reporting period overall.

Many economists appear to be optimistic about the bond market’s prospects for the months ahead. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, expect a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession. Of course, stronger economic growth could create risks for fixed-income markets, including the possibility of higher short-term interest rates from the Federal Reserve Board.That’s why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
February 17, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2014, through January 31, 2015, as provided by David Horsfall and David Bowser, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2015, Dreyfus Intermediate Term Income Fund’s Class A shares produced a total return of 2.90%, Class C shares returned 2.53%, Class I shares returned 3.14%, and Class Y shares returned 3.09%.1 In comparison, the fund’s benchmark, the Barclays U.S. Aggregate Bond Index, achieved a total return of 4.36% for the same period.2

Despite a recovering U.S. economy over the reporting period, renewed global economic uncertainties and supply-and-demand dynamics continued to send long-term interest rates lower and bond prices higher.The fund lagged its benchmark, mainly due to a relatively defensive interest-rate strategy.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. and foreign issuers rated at least investment grade or the unrated equivalent as determined by Dreyfus. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs), and foreign bonds.Typically, the fund can be expected to have an average effective maturity ranging between five and ten years, and an average effective duration ranging between three and eight years. For additional yield, the fund may invest up to 20% of its assets in fixed income securities rated below investment grade (“high yield” or “junk bonds”) to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus. The fund will focus primarily on U.S. securities but may invest up to 30% of its total assets in fixed income securities of foreign issuers, including those of issuers in emerging markets.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Technical Factors Kept Bond Yields Low

Global investors seeking more competitive yields from sovereign bonds than were available in Europe and Japan flocked to a relatively limited supply of U.S. Treasury securities, and the resulting supply-and-demand imbalance kept yields of U.S. government obligations low over the reporting period. Meanwhile, inflationary pressures remained muted in the struggling global economy, and plummeting oil prices sparked deflation concerns in some international markets.

These developments defied many analysts’ previous expectations that interest rates and bond yields would climb amid stronger U.S. economic growth. In fact, the U.S. economy grew at a robust 5.0% annualized rate over the third quarter of 2014 and an estimated 2.6% annualized rate in the fourth quarter. Nonetheless, yields of U.S. Treasury securities continued to fall at the long end of the market’s maturity range. Short-term rates climbed slightly over the reporting period, causing yield differences between short- and long-term bonds to narrow.

Long-term U.S. Treasury securities generally produced far higher returns than their short- and intermediate-term counterparts in this environment. Higher yielding market sectors—such as lower rated corporate-backed bonds, commercial mortgage-backed securities, and asset-backed securities—generally produced attractive absolute returns as income-oriented investors resumed their reach for more competitive yields. However, the global “flight to quality” caused corporate bonds to underperform their long-term, government-issued counterparts for the reporting period overall.

Fund Strategies Produced Mixed Results

We set the fund’s average duration in a relatively defensive position amid widespread expectations that long-term bond yields were likely to climb. However, this positioning proved counterproductive when long-term rates fell unexpectedly, preventing the fund from participating more fully in the market’s rally. Our yield curve strategy proved more effective, as underweighted exposure to bonds with maturities in the two- to five-year range cushioned the brunt of their relative weakness when yield differences narrowed along the market’s maturity range.

The fund also achieved mixed results from its sector allocation strategy, which emphasized higher yielding bonds with credit ratings toward the lower end of the investment-grade spectrum. Early performance advantages from this strategy were erased during the “flight to quality” later in the reporting period.The fund achieved

4

more favorable results from its holdings of commercial mortgage-backed securities and asset-backed securities, but relative strength in these areas was partly offset by weakness stemming from underweighted exposure to residential mortgage-backed securities and a modest position in Treasury Inflation Protected Securities (TIPS).

At times, the fund employed interest-rate futures contracts to establish its duration strategy.

Positioned for an Improving Economic Environment

The U.S. economic recovery has gained traction despite global headwinds, and the Federal Reserve Board is expected to begin raising short-term interest rates at some point in 2015.To guard against the potentially adverse impact of higher rates, we have continued to maintain the fund’s mildly short duration posture.We also have retained a slight emphasis on higher yielding market sectors as their valuations have become more attractive and credit fundamentals have improved in some industry groups. In our judgment, these are prudent strategies in an expanding U.S. economy.

February 17, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. Investing internationally involves special risk, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for Class I andY shares reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after May 1, 2015. Had these expenses not been absorbed, the returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Term Income Fund from August 1, 2014 to January 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2015
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.55	$8.27	$2.82	$2.56
Ending value (after expenses)	$1,029.00	$1,025.30	$1,031.40	$1,030.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2015
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.53	$8.24	$2.80	$2.55
Ending value (after expenses)	$1,020.72	$1,017.04	$1,022.43	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.62% for Class C, .55% for Class
I and .50% for ClassY, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

January 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—119.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—4.8%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,249,615
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	2,190,000		2,215,249
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		3,003,525
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	5,965,000		6,205,521
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	6,895,000		7,165,918
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	6,240,000		6,249,326
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,932,857
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	3,980,000		4,011,830
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	4,545,000		4,617,095
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. C	3.20	2/15/18	539,826		544,816
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	1,163,695		1,177,512
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	2,775,000		2,849,208
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	3,235,000		3,354,815
					48,577,287
Asset-Backed Ctfs./
Home Equity Loans—.2%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	594,948	[a]	613,296
First NLC Trust,
Ser. 2005-2, Cl. M1	0.65	9/25/35	1,775,000	[a]	1,696,304
					2,309,600

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Manufactured Housing—.1%
Origen Manufactured Housing
Contract Trust, Ser. 2005-B,
Cl. M2	6.48	1/15/37	954,971		1,030,429
Commercial Mortgage
Pass-Through Ctfs.—3.7%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.74	12/5/32	6,550,000	[a,b]	6,990,173
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. AM	3.53	2/10/48	2,535,000		2,610,987
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	2,800,000	[b]	2,708,021
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D	4.37	9/15/37	2,650,000	[b]	2,742,836
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	6,430,000	[b]	6,657,989
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	4,835,000	[b]	4,962,511
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. C	3.96	4/15/46	2,305,000	[a]	2,387,829
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	4,790,000		5,338,877
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,815,000		1,935,683
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	1,050,000		1,169,955
					37,504,861
Consumer Discretionary—3.7%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	500,000		547,666
21st Century Fox America,
Gtd. Debs.	7.63	11/30/28	2,670,000		3,684,795
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	1,194,000	[c]	1,265,640
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	4,110,000	[b]	4,681,495
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	7,264,920	[b]	10,194,433

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary
(continued)
Numericable-SFR,
Sr. Scd. Bonds	6.00	5/15/22	800,000	[b]	819,320
Numericable-SFR,
Sr. Scd. Bonds	6.25	5/15/24	500,000	[b]	518,125
Sky,
Gtd. Notes	3.75	9/16/24	4,960,000	[b]	5,199,027
Staples,
Sr. Unscd. Notes	2.75	1/12/18	2,770,000	[c]	2,817,181
TCI Communications,
Sr. Unscd. Debs.	7.88	2/15/26	355,000		516,311
Time Warner,
Gtd. Debs.	5.35	12/15/43	5,790,000		6,984,934
					37,228,927
Consumer Staples—2.5%
Altria Group,
Gtd. Notes	4.00	1/31/24	805,000		874,988
Altria Group,
Gtd. Notes	4.75	5/5/21	1,475,000		1,660,825
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	921,000		1,002,336
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	3,190,000		3,278,277
Pernod Ricard,
Sr. Unscd. Notes	4.25	7/15/22	1,715,000	[b]	1,870,907
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	2,055,000	[b]	2,264,347
Reynolds American,
Gtd. Notes	4.85	9/15/23	4,595,000		5,123,430
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	4,950,000	[b]	5,295,753
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	3,325,000	[b]	3,495,895
					24,866,758
Energy—3.0%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	2,485,000		2,764,165
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	3,090,000	[c]	3,354,207

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy (continued)
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	3,815,000		4,005,315
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	2,505,000	[c]	2,427,628
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	4,450,000		4,922,145
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,185,000		1,222,952
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	995,000		1,106,350
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	1,915,000		1,854,335
Transocean,
Gtd. Notes	6.38	12/15/21	3,290,000	[c]	2,724,002
Unit,
Gtd. Notes	6.63	5/15/21	1,215,000		1,148,175
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	1,870,000		1,794,617
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	2,390,000		2,432,473
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		1,042,776
					30,799,140
Financial—15.7%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	6,375,000	[b]	6,524,156
AIG SunAmerica Global Financing X,
Sr. Scd. Notes	6.90	3/15/32	1,175,000	[b]	1,699,330
Ally Financial,
Gtd. Notes	4.63	6/26/15	2,490,000		2,511,787
ARC Properties Operating
Partnership, Gtd. Notes	2.00	2/6/17	2,425,000	[c]	2,330,153
ARC Properties Operating
Partnership, Gtd. Notes	3.00	2/6/19	4,495,000		4,302,605
Bank of America,
Sr. Unscd. Notes	1.29	1/15/19	5,720,000	[a]	5,773,940
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	5,280,000		5,693,540

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Bank of America,
Sub. Notes	4.25	10/22/26	5,625,000		5,849,032
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	4,590,000		5,224,875
Bank of America,
Sub. Notes	5.70	5/2/17	785,000		852,838
Bank of America,
Sr. Unscd. Notes	6.40	8/28/17	35,000		39,091
Barclays,
Sub. Notes	4.38	9/11/24	5,220,000		5,298,994
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	1,540,000		1,648,793
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,797,000		2,291,619
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	1,331,000		1,775,848
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	1,185,000		1,222,772
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	5,170,000		5,978,304
Citigroup,
Sub. Notes	5.50	9/13/25	10,000		11,337
DDR,
Sr. Unscd. Notes	4.75	4/15/18	3,410,000		3,695,339
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	2,495,000	[b]	2,675,887
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	6,400,000		7,235,738
Duke Realty,
Gtd. Notes	8.25	8/15/19	5,000		6,262
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000		158,856
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.07	3/12/19	8,215,000	[a]	8,147,629
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	4,655,000		5,094,185
General Electric Capital,
Sr. Unscd. Notes	0.76	1/14/19	5,045,000	[a]	5,045,843

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Goldman Sachs Group,
Sr. Unscd. Notes	1.33	11/15/18	5,710,000	[a]	5,768,065
Goldman Sachs Group,
Sr. Unscd. Notes	1.84	11/29/23	5,300,000	[a]	5,468,439
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	1,975,000		2,345,190
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	3,985,000		4,752,216
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	4,585,000		5,018,929
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	1,700,000	[b]	1,779,077
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	1,605,000		1,770,015
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000		2,307,775
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	1,475,000	[b]	1,953,587
Morgan Stanley,
Sr. Unscd. Bonds	3.70	10/23/24	5,460,000		5,763,674
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	1,215,000		1,414,021
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	3,720,000		4,041,895
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000		116,440
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	5,090,000	[b]	6,062,964
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	3,380,000	[a]	3,608,150
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,964,000		2,007,285
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000		231,280
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	5,995,000	[a]	6,785,705
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	3,770,000		3,807,361

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	2,285,000		2,391,810
					158,482,631
Foreign/Governmental—3.2%
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	5,030,000	[b]	5,334,315
Hungarian Development Bank,
Govt. Gtd. Notes	6.25	10/21/20	2,825,000	[b]	3,192,798
Korea Development Bank,
Sr. Unscd. Notes	2.25	8/7/17	4,610,000		4,681,395
Latvian Government,
Sr. Unscd. Notes	2.75	1/12/20	2,375,000	[b]	2,424,614
Lithuanian Government,
Sr. Unscd. Notes	6.63	2/1/22	2,345,000	[b]	2,925,387
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	4,495,000		4,879,323
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	15,000		17,284
Portuguese Government,
Unscd. Notes	5.13	10/15/24	2,560,000	[b,c]	2,818,867
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	3,380,000		3,426,225
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,860,000		2,282,536
					31,982,744
Health Care—1.6%
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	4,250,000		4,334,630
Becton Dickinson and Company,
Sr. Unscd. Notes	3.73	12/15/24	905,000		966,007
Becton Dickinson and Company,
Sr. Unscd. Notes	4.69	12/15/44	635,000		722,810
Biomet,
Gtd. Notes	6.50	8/1/20	1,220,000		1,303,875
CHS/Community Health Systems,
Sr. Scd. Notes	5.13	8/1/21	390,000		407,062
CHS/Community Health Systems,
Gtd. Notes	6.88	2/1/22	365,000		389,501

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care (continued)
Fresenius Medical Care US
Finance II, Gtd. Notes	4.13	10/15/20	1,590,000	[b]	1,639,687
Medtronic,
Sr. Unscd. Notes	4.63	3/15/45	2,815,000	[b]	3,254,177
Mylan,
Sr. Unscd. Notes	5.40	11/29/43	2,350,000		2,725,875
					15,743,624
Industrial—1.1%
AECOM,
Gtd. Notes	5.75	10/15/22	2,550,000	[b]	2,674,312
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	500,000	[b]	528,849
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	2,995,000	[b]	3,374,775
Waste Management,
Gtd. Notes	6.10	3/15/18	1,700,000		1,928,514
Waste Management,
Gtd. Notes	7.00	7/15/28	2,351,000		3,165,685
					11,672,135
Information Technology—1.0%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	1,195,000		1,295,220
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	3,470,000		4,114,927
Open Text,
Gtd. Notes	5.63	1/15/23	975,000	[b,c]	1,004,250
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	3,000,000		3,436,905
					9,851,302
Materials—1.8%
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	2,685,000		2,256,321
Glencore Funding,
Gtd. Notes	4.63	4/29/24	2,460,000	[b,c]	2,439,484
INEOS Finance,
Sr. Scd. Notes	8.38	2/15/19	2,410,000	[b]	2,572,675
LYB International Finance,
Gtd. Notes	4.00	7/15/23	4,320,000		4,572,491

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials (continued)
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	3,370,000	[c]	3,713,575
Vale Overseas,
Gtd. Notes	4.38	1/11/22	3,240,000	[c]	3,096,727
					18,651,273
Municipal Bonds—1.3%
California,
GO (Build America Bonds)	7.30	10/1/39	3,705,000		5,665,575
Chicago,
GO (Project and
Refunding Series)	6.31	1/1/44	920,000		1,013,601
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	1,605,000		1,666,488
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,830,000		5,137,983
					13,483,647
Residential Mortgage
Pass-Through Ctfs.—.2%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	84,619		86,383
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	0.92	2/25/36	899,750	[a]	833,147
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.67	2/25/36	727,668	[a]	701,932
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	573	[a,b]	512
Residential Funding Mortgage
Securities I Trust,
Ser. 2004-S3, Cl. M1	4.75	3/25/19	147,692		146,182
					1,768,156
Telecommunications—2.8%
AT&T,
Sr. Unscd. Notes	1.15	11/27/18	4,410,000	[a]	4,473,672
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	1,290,000	[b]	1,212,600
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	1,065,000		1,214,100

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications (continued)
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	1,205,000		1,256,212
Rogers Communications,
Gtd. Notes	4.10	10/1/23	2,550,000		2,771,631
T-Mobile USA,
Gtd. Notes	6.13	1/15/22	1,260,000		1,300,950
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	2,345,000		2,690,707
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	8,825,000		11,939,025
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	1,800,000	[b]	1,750,500
					28,609,397
U.S. Government Agency—.0%
Small Business Administration
Participation Ctfs., Gov’t.
Gtd. Debs., Ser. 97-J	6.55	10/1/17	35,624		37,426
U.S. Government Agencies/
Mortgage-Backed—26.7%
Federal Home Loan Mortgage Corp.:
4.00%			25,755,000	[d,e]	27,571,935
5.00%, 10/1/18—9/1/40			492,026	[e]	545,221
5.50%, 11/1/22—5/1/40			1,604,029	[e]	1,755,176
6.00%, 7/1/17—12/1/37			335,128	[e]	375,087
6.50%, 9/1/29—3/1/32			5,221	[e]	6,025
7.00%, 11/1/31			77,361	[e]	87,950
7.50%, 12/1/25—1/1/31			6,638	[e]	7,110
8.00%, 10/1/19—1/1/28			5,299	[e]	6,346
8.50%, 7/1/30			436	[e]	553
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 51, Cl. E, 10.00%,
7/15/20			47,228	[e]	52,843

16

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association:
3.50%	67,305,000	[d,e]	71,131,569
4.00%	32,190,000	[d,e]	34,230,013
4.50%	19,170,000	[d,e]	20,807,687
3.50%, 11/1/44	8,113,619	[e]	8,622,091
5.00%, 5/1/18—5/1/42	18,606,337	[e]	20,644,093
5.50%, 8/1/22—8/1/40	7,944,775	[e]	8,920,757
6.00%, 1/1/19—1/1/38	676,791	[e]	759,799
6.50%, 3/1/26—10/1/32	55,037	[e]	63,283
7.00%, 7/1/15—7/1/32	29,529	[e]	33,428
7.50%, 11/1/27—3/1/31	5,044	[e]	5,755
8.00%, 12/1/25	8,455	[e]	9,474
Pass-Through Ctfs.,REMIC,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18	18,858	[e]	20,152
Government National Mortgage Association I:
3.00%	46,405,000	[d]	48,156,060
4.50%	22,510,000	[d]	24,442,695
5.50%, 4/15/33	897,624		1,009,514
6.50%, 4/15/28—9/15/32	34,225		39,485
7.00%, 4/15/28—9/15/31	6,404		7,144
7.50%, 12/15/26—11/15/30	1,720		1,747
8.00%, 5/15/26—10/15/30	10,001		10,572
8.50%, 4/15/25	3,229		3,695
9.00%, 10/15/27	7,832		7,995
9.50%, 11/15/17—2/15/25	18,564		19,541
Government National Mortgage Association II:
6.50%, 2/20/31—7/20/31	63,164		74,887
7.00%, 11/20/29	204		246
			269,429,928
U.S. Government Securities—42.9%
U.S. Treasury Bonds
3.75%, 11/15/43	34,125,000		45,114,308

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Floating Rate Notes
0.09%, 7/31/16			171,870,000	[a]	171,879,625
U.S. Treasury Notes
0.25%, 12/31/15			52,150,000		52,187,704
0.75%, 1/15/17			28,595,000	[c]	28,751,386
1.50%, 12/31/18			132,645,000	[c]	135,080,230
					433,013,253
Utilities—3.4%
AES,
Sr. Unscd. Notes	8.00	6/1/20	1,089,000		1,246,905
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	473,000		511,866
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		67,552
Consolidated Edison Company of
New York, Sr. Unscd. Debs.
Ser. 06-D	5.30	12/1/16	675,000		730,868
Dynegy Finance I/II,
Sr. Scd. Notes	6.75	11/1/19	380,000	[b]	390,925
Dynegy Finance I/II,
Sr. Scd. Notes	7.38	11/1/22	920,000	[b]	951,050
Dynegy Finance I/II,
Sr. Scd. Notes	7.63	11/1/24	535,000	[b]	551,719
Enel,
Sub. Bonds	8.75	9/24/73	1,415,000	[a,b]	1,683,496
Enel Finance International,
Gtd. Notes	6.00	10/7/39	805,000	[b]	1,012,436
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,471,300
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	355,000		449,401

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities (continued)
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	7,710,000		9,689,396
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		594,780
NiSource Finance,
Gtd. Notes	4.45	12/1/21	3,295,000		3,652,821
NiSource Finance,
Gtd. Notes	5.65	2/1/45	4,435,000		5,906,143
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	3,060,000		3,289,381
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000		807,166
					34,007,205
Total Bonds and Notes
(cost $1,162,844,108)					1,209,049,723

Short-Term Investments—.1%
U.S. Treasury Bills;
0.01%, 2/19/15			650,000	[f]	649,997
0.06%, 5/21/15			390,000	[f]	389,979
Total Short-Term Investments
(cost $1,039,927)					1,039,976

Other Investment—2.2%			Shares		Value ($)
Registered
Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $22,072,236)			22,072,236	[g]	22,072,236

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,219,667)	7,219,667 [g]	7,219,667
Total Investments (cost $1,193,175,938)	122.7%	1,239,381,602
Liabilities, Less Cash and Receivables	(22.7%)	(229,339,611)
Net Assets	100.0%	1,010,041,991

GO—General Obligation
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2015, these securities were valued at $120,833,261 or 12.0% of net assets.
c Security, or portion thereof, on loan.At January 31, 2015, the value of the fund’s securities on loan was
$103,087,150 and the value of the collateral held by the fund was $105,267,721, consisting of cash collateral of
$7,219,667 and U.S. Government & Agency securities valued at $98,048,054.
d Purchased on a forward commitment basis.
e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
f Held by or on behalf of a counterparty for open financial futures contracts.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government and Agencies/		Foreign/Governmental	3.2
Mortgage-Backed	69.6	Short-Term/Money Market Investments	3.0
Corporate Bonds	36.6	Municipal Bonds	1.3
Asset-Backed	5.1	Residential Mortgage-Backed	.2
Commercial Mortgage-Backed	3.7		122.7

† Based on net assets.
See notes to financial statements.

20

STATEMENT OF FINANCIAL FUTURES

January 31, 2015 (Unaudited)

		Market Value Covered by Contracts ($)		Unrealized (Depreciation) at 1/31/2015 ($)

	Contracts		Expiration
Financial Futures Short
U.S. Long Bond	17	(2,571,781)	March 2015	(99,875)
U.S. Treasury 10 Year Notes	52	(6,805,500)	March 2015	(107,969)
				(207,844)

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $103,087,150)—Note 1(c):
Unaffiliated issuers		1,163,884,035		1,210,089,699
Affiliated issuers			29,291,903	29,291,903
Cash				45,162
Cash denominated in foreign currencies			760,262	673,493
Dividends, interest and securities lending income receivable				5,928,012
Unrealized appreciation on forward foreign
currrency exchange contracts—Note 4				1,694,536
Receivable for shares of Common Stock subscribed				104,631
Prepaid expenses				49,056
				1,247,876,492
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				625,561
Payable for open mortgage dollar roll transactions—Note 4				225,561,881
Liability for securities on loan—Note 1(c)				7,219,667
Payable for investment securities purchased				2,612,200
Payable for shares of Common Stock redeemed				599,315
Unrealized depreciation on forward foreign
currrency exchange contracts—Note 4				543,167
Payable for futures variation margin—Note 4				337,892
Accrued expenses				334,818
				237,834,501
Net Assets ($)				1,010,041,991
Composition of Net Assets ($):
Paid-in capital				966,562,746
Accumulated distributions in excess of investment income—net				(415,144)
Accumulated net realized gain (loss) on investments				(3,168,031)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($207,844) net unrealized (depreciation) on financial futures]				47,062,420
Net Assets ($)				1,010,041,991

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	705,994,633	27,983,669	234,219,410	41,844,279
Shares Outstanding	49,895,987	1,977,839	16,557,250	2,956,490
Net Asset Value Per Share ($)	14.15	14.15	14.15	14.15

See notes to financial statements.

22

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2015 (Unaudited)

Investment Income ($):
Income:
Interest	12,358,346
Income from securities lending—Note 1(c)	23,475
Dividends;
Affiliated issuers	6,791
Total Income	12,388,612
Expenses:
Management fee—Note 3(a)	2,307,167
Shareholder servicing costs—Note 3(c)	1,624,217
Directors’ fees and expenses—Note 3(d)	114,014
Distribution fees—Note 3(b)	105,310
Prospectus and shareholders’ reports	60,575
Custodian fees—Note 3(c)	46,033
Professional fees	41,452
Registration fees	32,669
Loan commitment fees—Note 2	7,040
Miscellaneous	34,210
Total Expenses	4,372,687
Less—reduction in expenses due to undertaking—Note 3(a)	(173,329)
Less—reduction in fees due to earnings credits—Note 3(c)	(186)
Net Expenses	4,199,172
Investment Income—Net	8,189,440
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	7,604,771
Net realized gain (loss) on financial futures	(2,970,341)
Net realized gain (loss) on forward foreign currency exchange contracts	224,669
Net Realized Gain (Loss)	4,859,099
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	15,558,407
Net unrealized appreciation (depreciation) on financial futures	(280,870)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange transactions	1,092,865
Net Unrealized Appreciation (Depreciation)	16,370,402
Net Realized and Unrealized Gain (Loss) on Investments	21,229,501
Net Increase in Net Assets Resulting from Operations	29,418,941

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
Operations ($):
Investment income—net	8,189,440	20,689,085
Net realized gain (loss) on investments	4,859,099	11,969,021
Net unrealized appreciation
(depreciation) on investments	16,370,402	19,281,946
Net Increase (Decrease) in Net Assets
Resulting from Operations	29,418,941	51,940,052
Dividends to Shareholders from ($):
Investment income—net:
Class A	(6,171,623)	(17,278,441)
Class C	(139,579)	(459,866)
Class I	(2,377,270)	(6,795,556)
Class Y	(435,672)	(22,972)
Net realized gain on investments:
Class A	(3,536,424)	(1,089,969)
Class C	(1,140,561)	(43,458)
Class I	(137,480)	(371,231)
Class Y	(208,640)	(1)
Total Dividends	(14,147,249)	(26,061,494)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	43,695,118	63,476,392
Class C	1,519,802	1,977,190
Class I	51,758,105	34,064,358
Class Y	20,182,228	23,538,390
Dividends reinvested:
Class A	8,663,865	16,292,979
Class C	195,096	347,698
Class I	3,274,745	6,194,567
Class Y	414,723	1,344
Cost of shares redeemed:
Class A	(87,133,131)	(216,769,705)
Class C	(2,453,737)	(9,032,110)
Class I	(62,941,303)	(67,832,469)
Class Y	(2,269,400)	(596,796)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(25,093,889)	(148,338,162)
Total Increase (Decrease) in Net Assets	(9,822,197)	(122,459,604)
Net Assets ($):
Beginning of Period	1,019,864,188	1,142,323,792
End of Period	1,010,041,991	1,019,864,188
Undistributed (distributions in excess of)
investment income—net	(415,144)	519,560

24

a During the period ended January 31, 2015, 1,338,686 Class I shares representing $18,680,003 were exchanged for 1,338,109 ClassY shares.
b During the period ended July 31, 2014, 1,685,826 Class I shares representing $23,517,274 were exchanged for
1,684,619 ClassY shares.

	Six Months Ended
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
Capital Share Transactions:
Class A
Shares sold	3,127,038	4,620,061
Shares issued for dividends reinvested	620,662	1,184,847
Shares redeemed	(6,240,782)	(15,862,094)
Net Increase (Decrease) in Shares Outstanding	(2,493,082)	(10,057,186)
Class C
Shares sold	109,033	143,976
Shares issued for dividends reinvested	13,989	25,294
Shares redeemed	(175,579)	(659,889)
Net Increase (Decrease) in Shares Outstanding	(52,557)	(490,619)
Class Ia,b
Shares sold	3,713,843	2,485,456
Shares issued for dividends reinvested	234,530	450,367
Shares redeemed	(4,514,904)	(4,910,203)
Net Increase (Decrease) in Shares Outstanding	(566,531)	(1,974,380)
Class Ya,b
Shares sold	1,445,636	1,686,131
Shares issued for dividends reinvested	29,740	96
Shares redeemed	(162,528)	(42,659)
Net Increase (Decrease) in Shares Outstanding	1,312,848	1,643,568

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2015					Year Ended July 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	13.94		13.59	14.08	13.44	13.15	12.00
Investment Operations:
Investment income—net[a]	.11		.26	.26	.25	.41	.53
Net realized and unrealized
gain (loss) on investments	.29		.42	(.29)	.71	.33	1.15
Total from
Investment Operations	.40		.68	(.03)	.96	.74	1.68
Distributions:
Dividends from
investment income—net	(.12)		(.31)	(.33)	(.32)	(.45)	(.53)
Dividends from net realized
gain on investments	(.07)		(.02)	(.13)	—	—	—
Total Distributions	(.19)		(.33)	(.46)	(.32)	(.45)	(.53)
Net asset value,
end of period	14.15		13.94	13.59	14.08	13.44	13.15
Total Return (%)[b]	2.90	[c]	5.06	(.24)	7.26	5.75	14.29
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.91	[d]	.89	.86	.89	.88	.89
Ratio of net expenses
to average net assets	.89	[d]	.89	.86	.89	.88	.88
Ratio of net
investment income
to average net assets	1.52	[d]	1.89	1.82	1.80	3.14	4.21
Portfolio Turnover Rate[e]	193.35	[c]	370.61	447.47	464.84	371.17	237.07
Net Assets, end of period
($ x 1,000)	705,995		730,091	848,610	990,446	1,110,179	1,176,710

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2015,
July 31, 2014, 2013, 2012, 2011 and 2010 were 86.93%, 160.57%, 227.13%, 205.07%, 156.79% and
90.98%, respectively.

See notes to financial statements.

26

Six Months Ended
January 31, 2014				Year Ended July 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	13.94		13.59	14.08	13.44	13.15	12.00
Investment Operations:
Investment income—net[a]	.06		.16	.15	.15	.32	.43
Net realized and unrealized
gain (loss) on investments	.29		.42	(.28)	.72	.33	1.15
Total from Investment Operations	.35		.58	(.13)	.87	.65	1.58
Distributions:
Dividends from
investment income—net	(.07)		(.21)	(.23)	(.23)	(.36)	(.43)
Dividends from net realized
gain on investments	(.07)		(.02)	(.13)	—	—	—
Total Distributions	(.14)		(.23)	(.36)	(.23)	(.36)	(.43)
Net asset value, end of period	14.15		13.94	13.59	14.08	13.44	13.15
Total Return (%)[b]	2.53	[c]	4.29	(.99)	6.49	5.01	13.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.64	[d]	1.63	1.61	1.63	1.59	1.66
Ratio of net expenses
to average net assets	1.62	[d]	1.63	1.61	1.63	1.59	1.66
Ratio of net investment income
to average net assets	.80	[d]	1.15	1.08	1.07	2.44	3.41
Portfolio Turnover Rate[e]	193.35	[c]	370.61	447.47	464.84	371.17	237.07
Net Assets, end of period
($ x 1,000)	27,984		28,295	34,259	43,439	41,001	47,907

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2015,
July 31, 2014, 2013, 2012, 2011 and 2010 were 86.93%, 160.57%, 227.13%, 205.07%, 156.79% and
90.98%, respectively.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2015				Year Ended July 31,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	13.93		13.59	14.08	13.44	13.14	12.00
Investment Operations:
Investment income—net[a]	.13		.31	.29	.28	.46	.56
Net realized and unrealized
gain (loss) on investments	.30		.41	(.28)	.72	.34	1.15
Total from Investment Operations	.43		.72	.01	1.00	.80	1.71
Distributions:
Dividends from
investment income—net	(.14)		(.36)	(.37)	(.36)	(.50)	(.57)
Dividends from net realized
gain on investments	(.07)		(.02)	(.13)	—	—	—
Total Distributions	(.21)		(.38)	(.50)	(.36)	(.50)	(.57)
Net asset value, end of period	14.15		13.93	13.59	14.08	13.44	13.14
Total Return (%)	3.14	[b]	5.34	.01	7.59	6.09	14.52
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.63	[c]	.62	.61	.69	.55	.62
Ratio of net expenses
to average net assets	.55	[c]	.55	.58	.69	.55	.59
Ratio of net investment income
to average net assets	1.86	[c]	2.23	2.12	1.99	3.46	4.46
Portfolio Turnover Rate[d]	193.35	[b]	370.61	447.47	464.84	371.17	237.07
Net Assets, end of period
($ x 1,000)	234,219		238,569	259,454	90,383	26,085	29,781

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2015,
July 31, 2014, 2013, 2012, 2011 and 2010 were 86.93%, 160.57%, 227.13%, 205.07%, 156.79% and
90.98%, respectively.

See notes to financial statements.

28

	Six Months Ended
	January 31, 2015		Year Ended July 31,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	13.94		13.59	13.59
Investment Operations:
Investment income—net[b]	.14		.29	.02
Net realized and unrealized
gain (loss) on investments	.29		.45	.01
Total from Investment Operations	.43		.74	.03
Distributions:
Dividends from investment income—net	(.15)		(.37)	(.03)
Dividends from net realized gain on investments	(.07)		(.02)	—
Total Distributions	(.22)		(.39)	(.03)
Net asset value, end of period	14.15		13.94	13.59
Total Return (%)	3.09	[c]	5.50	.22	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.52	[d]	.52	.46	[d]
Ratio of net expenses
to average net assets	.50	[d]	.52	.46	[d]
Ratio of net investment income
to average net assets	1.92	[d]	2.26	1.97	[d]
Portfolio Turnover Rate[e]	193.35	[c]	370.61	447.47
Net Assets, end of period ($ x 1,000)	41,844		22,909	1

a From July 1, 2013 (commencement of initial offering) to July 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2015,
July 31, 2014 and 2013 were 86.93%, 160.57% and 227.13%, respectively.

See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Term Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 1.3 billion shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (500 million shares authorized), Class C (200 million shares authorized), Class I (500 million shares authorized) and ClassY (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

30

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assump-tions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

32

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	51,917,316	—	51,917,316
Commercial
Mortgage-Backed	—	37,504,861	—	37,504,861
Corporate Bonds†	—	369,912,392	—	369,912,392
Foreign Government	—	31,982,744	—	31,982,744
Municipal Bonds†	—	13,483,647	—	13,483,647
Mutual Funds	29,291,903	—	—	29,291,903
Residential
Mortgage-Backed	—	1,768,156	—	1,768,156
U.S. Government
Agencies/
Mortgage-Backed	—	269,467,354	—	269,467,354
U.S. Treasury	—	434,053,229	—	434,053,229
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	1,694,536	—	1,694,536
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(207,844)	—	—	(207,844)
Forward Foreign
Currency Exchange
Contracts††	—	(543,167)	—	(543,167)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At January 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

34

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended January 31, 2015,The Bank of New York Mellon earned $9,211 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended January 31, 2015 were as follows:

Affiliated Investment Company
	Value			Value	Net
	7/31/2014 ($)	Purchases ($)	Sales ($)	1/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	5,785,010	275,219,407	258,932,181	22,072,236	2.2
Dreyfus
Institutional
Cash
Advantage
Fund	5,319,200	68,286,655	66,386,188	7,219,667.7
Total	11,104,210	343,506,062	325,318,369	29,291,903	2.9

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

36

As of and during the period ended January 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2014 was as follows: ordinary income $24,569,448 and long-term capital gains $1,492,046. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from August 1, 2014 through December 1, 2015 for Class I and ClassY shares, to waive receipt of its fees and/or assume

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the expenses of the fund’s Class I and Class Y shares, so that the expenses of the fund’s Class I and ClassY shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .55% and .50% of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $173,329 during the period ended January 31, 2015.

During the period ended January 31, 2015, the Distributor retained $719 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended January 31, 2015, Class C shares were charged $105,310 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2015, Class A and Class C shares were charged $902,849 and $35,103, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

38

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2015, the fund was charged $132,016 for transfer agency services and $5,797 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $178.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2015, the fund was charged $46,033 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended January 31, 2015, the fund was charged $4,303 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $8.

During the period ended January 31, 2015, the fund was charged $3,693 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $383,159, Distribution Plan fees $17,740, Shareholder Services Plan fees $154,986, custodian fees $38,535, Chief Compliance Officer fees $2,467 and transfer agency fees $34,107, which are offset against an expense reimbursement currently in effect in the amount of $5,433.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts and financial futures, during the period ended January 31, 2015, amounted to $2,369,359,012 and $2,425,220,925, respectively, of which $1,304,069,836 in purchases and $1,306,739,455 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2015 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively,“Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk,

40

as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at January 31, 2015 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at January 31, 2015:

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
2/27/2015	[a]	5,530,000	4,371,160	4,297,854	(73,306)
Brazilian Real,
Expiring:
2/3/2015	[b]	3,890,000	1,495,234	1,447,946	(47,288)
2/3/2015	[c]	4,310,000	1,601,040	1,604,279	3,239
2/3/2015	[d]	3,800,000	1,390,413	1,414,445	24,032
3/3/2015	[a]	12,000,000	4,625,881	4,434,573	(191,308)
Indian Rupee,
Expiring
3/31/2015	[e]	568,730,000	9,179,357	9,065,593	(113,764)
Mexican New Peso,
Expiring
2/27/2015	[b]	43,990,000	3,013,591	2,929,472	(84,119)
Norwegian Krone,
Expiring
2/27/2015	[a]	92,630,000	11,881,368	11,980,305	98,937
Polish Zloty,
Expiring
2/27/2015	[b]	6,840,000	1,830,553	1,844,785	14,232
Sales:			Proceeds ($)
Australian Dollar,
Expiring
2/27/2015	[a]	9,200,000	7,272,094	7,150,138	121,956
Brazilian Real,
Expiring
2/3/2015	[a]	12,000,000	4,660,194	4,466,671	193,523
Canadian Dollar,
Expiring:
2/27/2015	[b]	1,860,000	1,506,895	1,463,189	43,706
2/27/2015	[f]	1,750,000	1,403,863	1,376,656	27,207
Colombian Peso,
Expiring:
2/27/2015	[e]	3,580,700,000	1,507,029	1,463,436	43,593
3/31/2015	[e]	3,644,980,000	1,491,399	1,485,170	6,229

42

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales (continued):
Euro,
Expiring:
2/27/2015	[a]	3,130,000	3,524,645	3,537,707	(13,062)
2/27/2015	[b]	5,985,000	6,809,642	6,764,592	45,050
Hungarian Forint,
Expiring
2/27/2015	[g]	1,173,910,000	4,251,602	4,264,878	(13,276)
Japanese Yen,
Expiring
2/27/2015	[b]	363,500,000	3,090,269	3,096,305	(6,036)
New Zealand Dollar,
Expiring
2/27/2015	[b]	12,440,000	9,308,848	9,027,362	281,486
Peruvian New Sol,
Expiring
2/27/2015	[e]	22,190,000	7,367,198	7,215,913	151,285
Singapore Dollar,
Expiring:
2/27/2015	[b]	1,990,000	1,482,033	1,470,061	11,972
2/27/2015	[e]	2,000,000	1,476,440	1,477,448	(1,008)
South African Rand,
Expiring
2/27/2015	[a]	69,690,000	6,067,703	5,959,722	107,981
South Korean Won,
Expiring
2/27/2015	[a]	3,244,360,000	3,006,821	2,963,515	43,306
Swedish Krona,
Expiring
2/27/2015	[b]	34,700,000	4,199,799	4,194,709	5,090
Swiss Franc,
Expiring
2/27/2015	[b]	7,410,000	8,492,839	8,081,583	411,256
Turkish Lira,
Expiring
2/27/2015	[a]	3,500,000	1,482,856	1,422,400	60,456
Gross Unrealized
Appreciation					1,694,536
Gross Unrealized
Depreciation					(543,167)

Counterparties:

a	JP Morgan Chase Bank
b	Goldman Sachs International
c	Morgan Stanley Capital Services
d	UBS
e	Citigroup
f	Credit Suisse International
g	Deutsche Bank

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	1,694,536	Foreign exchange risk[1]	(543,167)
	Interest rate risk[2]		(207,844)
Gross fair value of
derivatives contracts	1,694,536		(751,011)

Statement of Assets and Liabilities location:
1	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
2	Includes cumulative (depreciation) on financial futures as reported in the Statement of Financial
Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[3]	Contracts[4]	Total
Interest rate	(2,970,341)	—	(2,970,341)
Foreign exchange	—	224,669	224,669
Total	(2,970,341)	224,669	(2,745,672)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Forward
Underlying risk	Futures[5]	Contracts[6]	Total
Interest rate	(280,870)	—	(280,870)
Foreign exchange	—	1,092,865	1,092,865
Total	(280,870)	1,092,865	811,995

Statement of Operations location:

3	Net realized gain (loss) on financial futures.
4	Net realized gain (loss) on forward foreign currency exchange contracts.
5	Net unrealized appreciation (depreciation) on financial futures.
6	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets

44

and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At January 31, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	—	(207,844)
Forward contracts	1,694,536	(543,167)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	1,694,536	(751,011)
Derivatives not subject to
Master Agreements	(27,207)	207,844
Total gross amount of assets and
liabilities subject to
Master Agreements	1,667,329	(543,167)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2015:†

		Financial Instruments and Derivatives Available for Offset ($)

	Gross Amount of		Collateral	Net Amount of
Counterparty	Assets ($)[1]		Received ($)	Assets ($)
Citigroup	201,107	(114,772)	—	86,335
Goldman Sachs
International	812,792	(137,443)	(262,000)	413,349
JP Morgan Chase Bank	626,159	(277,676)	—	348,483
Morgan Stanley
Capital Services	3,239	—	—	3,239
UBS	24,032	—	—	24,032
Total	1,667,329	(529,891)	(262,000)	875,438

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Financial Instruments and Derivatives Available for Offset ($)

	Gross Amount of		Collateral	Net Amount of
Counterparty	Liabilities ($)[1]		Pledged ($)	Liabilities ($)
Citigroup	(114,772)	114,772	—	—
Deutsche Bank	(13,276)	—	13,276	—
Goldman Sachs
International	(137,443)	137,443	—	—
JP Morgan
Chase Bank	(277,676)	277,676	—	—
Total	(543,167)	529,891	13,276	—

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2015:

Average Market Value ($)
Interest rate financial futures	33,883,850
Forward contracts	34,142,749

At January 31, 2015, accumulated net unrealized appreciation on investments was $46,205,664, consisting of $48,463,342 gross unrealized appreciation and $2,257,678 gross unrealized depreciation.

At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

46

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Short Term Income Fund

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Financial Futures
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
22	Financial Highlights
24	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus
Short Term Income Fund The Fund

A LETTER FROM THE PRESIDENT

We are pleased to present this semiannual report for Dreyfus Short Term Income Fund, covering the 6-month period from August 1, 2014, through January 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets generally defied most analysts’ expectations over the reporting period as long-term interest rates fell unexpectedly and inflation remained low in the midst of a sustained economic recovery. Long-term bond yields were driven downward and prices higher by robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. Higher yielding market sectors, such as corporate-backed bonds, fared relatively well in the recovering economy, but they generally lagged long-term U.S. government securities for the reporting period overall.

Many economists appear to be optimistic about the bond market’s prospects for the months ahead. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, expect a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession. Of course, stronger economic growth could create risks for fixed-income markets, including the possibility of higher short-term interest rates from the Federal Reserve Board.That’s why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
February 17, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2014, through January 31, 2015, as provided by David Horsfall and David Bowser, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2015, Dreyfus Short Term Income Fund’s Class D shares produced a total return of –0.01%, and Class P shares produced a total return of –0.04%.1 In comparison, the fund’s benchmark, the BofA Merrill Lynch 1-5Year Corporate/Government Index (the “Index”), achieved a total return of 1.53% for the same period.2

Despite a recovering U.S. economy over the reporting period, renewed global economic uncertainties and supply-and-demand dynamics continued to send long-term interest rates lower and bond prices higher, while short-term rates remained anchored by an unchanged federal funds rate.The fund lagged its benchmark, mainly due to a relatively defensive interest-rate strategy.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent as determined by Dreyfus. This may include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs), and foreign bonds. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus. The fund will focus primarily on U.S. securities, but may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Technical Factors Kept Bond Yields Low

Global investors seeking more competitive yields from sovereign bonds than were available in Europe and Japan flocked to a relatively limited supply of U.S.Treasury securities, and the resulting supply-and-demand imbalance kept yields of U.S. government obligations low over the reporting period. Meanwhile, inflationary pressures remained muted in the struggling global economy, and plummeting oil prices sparked deflation concerns in some international markets.

These developments defied many analysts’ previous expectations that interest rates and bond yields would climb amid stronger U.S. economic growth. In fact, the U.S. economy grew at a robust 5.0% annualized rate over the third quarter of 2014 and an estimated 2.6% annualized rate in the fourth quarter. Nonetheless, yields of U.S. Treasury securities continued to fall at the long end of the market’s maturity range. Short-term rates climbed slightly over the reporting period, causing yield differences between short- and long-term bonds to narrow.

Long-term U.S.Treasury securities generally produced far higher returns than their short-term counterparts in this environment. Higher yielding market sectors—such as lower rated corporate-backed bonds, commercial mortgage-backed securities, and asset-backed securities—generally produced attractive absolute returns as income-oriented investors resumed their reach for more competitive yields. However, the global “flight to quality” caused corporate bonds to underperform their long-term, government-issued counterparts for the reporting period overall.

Fund Strategies Produced Mixed Results

We set the fund’s average duration in a relatively defensive position amid widespread expectations that long-term bond yields were likely to climb. However, this positioning proved counterproductive when long-term rates fell unexpectedly, preventing the fund from participating more fully in the market’s rally. Our yield curve strategy proved more effective, as underweighted exposure to bonds with maturities in the five-year range cushioned the brunt of their relative weakness when yield differences narrowed along the market’s maturity range.

The fund also achieved mixed results from its sector allocation strategy, which emphasized higher yielding bonds with credit ratings toward the lower end of the investment-grade spectrum. Early performance advantages from this strategy were erased during the flight to quality later in the reporting period. The fund achieved

4

more favorable results from its holdings of commercial mortgage-backed securities and asset-backed securities, but relative strength in these areas was partly offset by a modest position in Treasury Inflation Protected Securities (TIPS) and security selection shortfalls among corporate-backed bonds.

At times, the fund employed interest-rate futures contracts to establish its duration strategy.

Positioned for an Improving Economic Environment

The U.S. economic recovery has gained traction despite global headwinds, and the Federal Reserve Board is expected to begin raising short-term interest rates at some point in 2015.To guard against the potentially adverse impact of higher rates, we have continued to maintain the fund’s mildly short duration posture.We also have retained a slight emphasis on higher yielding market sectors as their valuations have become more attractive and credit fundamentals have improved in some industry groups. In our judgment, these are prudent strategies in an expanding U.S. economy.

February 17, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. Investing internationally involves special risk, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after December 1, 2015. Had these expenses not been absorbed, the returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The BofA Merrill Lynch 1-5Year Corporate/Government Index is a market value-weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment-grade U.S. domestic debt.
Maturities of the securities range from one to five years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short Term Income Fund from August 1, 2014 to January 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2015
	Class D	Class P
Expenses paid per $1,000†	$3.28	$3.53
Ending value (after expenses)	$999.90	$999.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2015
	Class D	Class P
Expenses paid per $1,000†	$3.31	$3.57
Ending value (after expenses)	$1,021.93	$1,021.68

† Expenses are equal to the fund’s annualized expense ratio of .65% for Class D and .70% for Class P, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

January 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—98.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—7.9%
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.24	8/15/17	780,000	[a]	783,065
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	840,000		835,012
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	415,000		419,785
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	920,000		918,142
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	655,000		662,394
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	1,200,000		1,232,464
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,590,000		1,654,112
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,361,473
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	440,000		440,658
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	2,000,000	[b]	2,004,573
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. B	3.09	7/16/18	1,250,000	[b]	1,262,682
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	575,000		574,580
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	755,000		761,038
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	1,460,000		1,487,098
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	1,180,000		1,198,718
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	234,384		237,167
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	620,000		642,963
SMART Trust,
Ser. 2013-2US, Cl. A4A	1.18	2/14/19	1,540,000		1,532,146
					18,008,070

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Equipment—.3%
CNH Equipment Trust,
Ser. 2011-A, Cl. A4	2.04	10/17/16	743,642		744,128
Asset-Backed Ctfs./
Home Equity Loans—.2%
First NLC Trust,
Ser. 2005-2, Cl. M1	0.65	9/25/35	420,000	[a]	401,379
Commercial Mortgage
Pass-Through Ctfs.—4.2%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-6, Cl. A4	5.15	9/10/47	813,001	[a]	826,541
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	587,380		591,601
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	588,127	[a]	631,813
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.71	12/10/49	825,000	[a]	899,142
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. AM	3.53	2/10/48	580,000		597,386
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D	4.37	9/15/37	620,000	[b]	641,720
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	640,000	[b]	618,976
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	1,145,000	[b]	1,175,197
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A2	2.88	2/15/47	2,490,000		2,594,408
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.74	11/15/46	975,000	[a]	1,103,692
					9,680,476
Consumer Discretionary—3.3%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	620,000		657,200
Comcast,
Gtd. Notes	5.70	7/1/19	650,000		760,076

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer
Discretionary (continued)
Comcast,
Gtd. Notes	5.90	3/15/16	655,000		693,969
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000	[b]	740,382
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	1,130,000	[b]	1,135,740
Numericable-SFR,
Sr. Scd. Bonds	6.00	5/15/22	200,000	[b]	204,830
Sky,
Gtd. Notes	2.63	9/16/19	1,220,000	[b]	1,242,824
Staples,
Sr. Unscd. Notes	2.75	1/12/18	620,000	[c]	630,561
Time Warner,
Gtd. Notes	2.10	6/1/19	900,000		908,126
Time Warner,
Gtd. Notes	4.75	3/29/21	570,000		641,098
					7,614,806
Consumer Staples—3.1%
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	1,390,000		1,391,893
CVS Health,
Sr. Unscd. Notes	2.25	12/5/18	1,520,000		1,559,325
Lorillard Tobacco,
Gtd. Notes	8.13	6/23/19	800,000	[c]	984,632
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	[b]	670,107
Walgreen,
Sr. Unscd. Notes	1.80	9/15/17	750,000		758,731
WM Wrigley Jr.,
Sr. Unscd. Notes	2.00	10/20/17	1,720,000	[b]	1,742,745
					7,107,433
Energy—3.4%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	535,000		595,102
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	1,235,000		1,302,482
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		260,278

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy (continued)
Kinder Morgan Energy Partners,
Gtd. Notes	5.95	2/15/18	1,371,000		1,516,980
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	595,000		611,158
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,130,000		1,166,191
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	455,000		440,586
Transocean,
Gtd. Notes	2.50	10/15/17	590,000		517,863
Unit,
Gtd. Notes	6.63	5/15/21	290,000		274,050
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	405,000		388,674
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	450,000		456,623
Williams Partners,
Sr. Unscd. Notes	7.25	2/1/17	235,000		258,995
					7,788,982
Financial—12.5%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	760,000	[b]	777,782
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	340,000	[b]	360,124
Ally Financial,
Gtd. Notes	4.63	6/26/15	600,000		605,250
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	925,000		1,133,245
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	[a]	227,900
ARC Properties Operating
Partnership, Gtd. Notes	2.00	2/6/17	555,000	[c]	533,293
ARC Properties Operating
Partnership, Gtd. Notes	3.00	2/6/19	1,065,000		1,019,416
Bank of America,
Sr. Unscd. Notes	1.29	1/15/19	1,335,000	[a]	1,347,589
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	430,000		439,309
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,020,000		1,057,135

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	145,000		162,047
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	365,000		390,785
Capital One,
Sr. Unscd. Notes	1.50	3/22/18	1,280,000		1,271,722
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	290,000		299,244
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	1,000,000		1,059,445
DDR,
Sr. Unscd. Notes	4.75	4/15/18	650,000		704,390
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	575,000	[b]	616,687
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000		650,086
ERAC USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	[b]	1,144,049
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.07	3/12/19	1,975,000	[a]	1,958,803
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	695,000		719,968
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	340,000		372,078
General Electric Capital,
Sr. Unscd. Notes	0.76	1/14/19	1,195,000	[a]	1,195,200
Goldman Sachs Group,
Sr. Unscd. Notes	1.33	11/15/18	1,295,000	[a]	1,308,169
Goldman Sachs Group,
Sr. Unscd. Notes	1.84	11/29/23	1,250,000	[a]	1,289,726
Goldman Sachs Group,
Sr. Unscd. Notes	2.38	1/22/18	625,000		637,469
Goldman Sachs Group,
Sr. Unscd. Bonds	2.55	10/23/19	725,000		735,770
Hartford Financial Services Group,
Sr. Unscd. Notes	4.00	10/15/17	600,000		642,047
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	490,000		497,126
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	[b]	418,606

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	565,000	[b]	630,191
Morgan Stanley,
Sr. Unscd. Notes	2.13	4/25/18	570,000		574,831
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	560,000		651,730
PNC Bank,
Sr. Unscd. Notes	2.20	1/28/19	600,000		612,958
Royal Bank of Scotland
Sub. Notes	9.50	3/16/22	1,210,000	[a]	1,369,592
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	725,000		732,185
Synchrony Financial,
Sr. Unscd. Bonds	3.00	8/15/19	565,000		579,791
					28,725,738
Foreign/Governmental—2.7%
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	1,230,000	[b]	1,304,415
Hungarian Development Bank,
Govt. Gtd. Notes	6.25	10/21/20	645,000	[b]	728,975
Korea Development Bank,
Sr. Unscd. Notes	2.25	8/7/17	1,200,000		1,218,584
Latvian Government,
Sr. Unscd. Notes	2.75	1/12/20	585,000	[b]	597,221
Lithuanian Government,
Sr. Unscd. Notes	6.63	2/1/22	480,000	[b]	598,800
Petroleos Mexicanos,
Gtd. Notes	3.50	7/18/18	1,100,000		1,124,200
Portuguese Government,
Unscd. Notes	5.13	10/15/24	605,000	[b,c]	666,178
					6,238,373
Health Care—2.1%
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	815,000		831,229

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care (continued)
Becton Dickinson and Company,
Sr. Unscd. Notes	2.68	12/15/19	900,000		924,791
Biomet,
Gtd. Notes	6.50	8/1/20	290,000		309,937
Fresenius Medical Care
US Finance II, Gtd. Notes	4.13	10/15/20	370,000	[b]	381,563
Medtronic,
Sr. Unscd. Notes	2.50	3/15/20	1,190,000	[b]	1,224,855
Mylan,
Sr. Unscd. Notes	2.55	3/28/19	1,055,000		1,073,069
					4,745,444
Industrial—.6%
AECOM,
Gtd. Notes	5.75	10/15/22	585,000	[b]	613,519
Waste Management,
Gtd. Notes	6.10	3/15/18	365,000		414,063
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	215,000		246,312
					1,273,894
Information Technology—.6%
Hewlett-Packard,
Sr. Unscd. Bonds	2.75	1/14/19	830,000		853,926
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	345,000		373,934
Open Text,
Gtd. Notes	5.63	1/15/23	225,000	[b,c]	231,750
					1,459,610
Materials—1.1%
Freeport-McMoRan,
Sr. Unscd. Notes	2.15	3/1/17	195,000		193,854
Freeport-McMoRan,
Sr. Unscd. Notes	3.55	3/1/22	430,000		382,213
Glencore Funding,
Gtd. Notes	2.50	1/15/19	580,000	[b]	571,692

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials (continued)
INEOS Finance,
Sr. Scd. Notes	8.38	2/15/19	565,000	[b]	603,137
Vale Overseas,
Gtd. Notes	6.25	1/23/17	600,000		638,766
					2,389,662
Residential Mortgage
Pass-Through Ctfs.—.1%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	83,925		85,675
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.51	12/25/34	161,812	[a]	154,063
					239,738
Telecommunication Services—2.0%
AT&T,
Sr. Unscd. Notes	1.15	11/27/18	1,045,000	[a]	1,060,088
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	645,000	[b]	606,300
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	245,000		279,300
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	580,000		604,650
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	1,795,000		1,910,243
					4,460,581
U.S. Government Agencies—2.2%
Federal National Mortgage
Association, Notes	0.88	8/28/17	5,100,000		5,121,568
U.S. Government Agencies/
Mortgage-Backed—.0%
Federal National Mortgage Association
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			76,324	[d]	78,418
Government National Mortgage Association II:
7.00%, 12/20/30—4/20/31			7,782		9,574
7.50%, 11/20/29—12/20/30			7,940		9,893
					97,885

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government
Securities—50.2%
U.S. Treasury Notes:
0.25%, 12/31/15			34,315,000		34,339,810
0.75%, 1/15/17			51,600,000	[c]	51,882,200
1.50%, 12/31/18			8,625,000		8,783,346
2.63%, 1/31/18			19,040,000		20,072,330
					115,077,686
Utilities—2.2%
Duke Energy Carolinas,
First Mortgage Bonds	5.10	4/15/18	800,000		899,713
Dynegy Finance I/II,
Sr. Scd. Notes	6.75	11/1/19	425,000	[b]	437,219
Enel,
Sub. Bonds	8.75	9/24/73	300,000	[a,b]	356,925
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	515,000		575,042
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000		779,715
NiSource Finance,
Gtd. Bonds	6.80	1/15/19	1,225,000		1,459,741
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		467,608
					4,975,963
Total Bonds and Notes
(cost $223,850,522)					226,151,416

Short-Term Investments—.2%
U.S. Treasury Bills;
0.01%, 2/19/15
(cost $369,998)			370,000	[e]	369,998

Other Investment—1.8%			Shares		Value ($)
Registered
Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,018,323)			4,018,323	[f]	4,018,323

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,257,000)	1,257,000 [f]	1,257,000
Total Investments (cost $229,495,843)	101.2%	231,796,737
Liabilities, Less Cash and Receivables	(1.2%)	(2,698,869)
Net Assets	100.0%	229,097,868

REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2015, these securities were valued at $24,309,764 or 10.6% of net assets.
c Security, or portion thereof, on loan.At January 31, 2015, the value of the fund’s securities on loan was
$53,853,437 and the value of the collateral held by the fund was $54,972,390, consisting of cash collateral of
$1,257,000 and U.S. Government and Agency securities valued at $53,715,390.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Held by or on behalf of a counterparty for open financial futures contracts.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
U.S. Government & Agencies	52.4	Foreign/Governmental	2.7
Corporate Bonds	30.9	Short-Term/Money Market Investments	2.5
Asset/Mortgage-Backed	8.4	Residential Mortgage-Backed	.1
Commercial Mortgage-Backed	4.2		101.2

† Based on net assets.
See notes to financial statements.

16

STATEMENT OF FINANCIAL FUTURES

January 31, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2015 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	150	32,964,375	March 2015	128,969
Financial Futures Short
U.S. Treasury 10 Year Notes	115	(15,050,625)	March 2015	(512,469)
Gross Unrealized Appreciation				128,969
Gross Unrealized Depreciation				(512,469)
See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $53,853,437)—Note 1(c):
Unaffiliated issuers	224,220,520	226,521,414
Affiliated issuers	5,275,323	5,275,323
Cash		53,330
Cash denominated in foreign currencies	21,350	18,904
Receivable for investment securities sold		18,585,113
Dividends, interest and securities lending income receivable		840,333
Receivable for shares of Common Stock subscribed		51,697
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		35,581
Prepaid expenses		23,475
		251,405,170
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		110,976
Payable for investment securities purchased		20,680,823
Liability for securities on loan—Note 1(c)		1,257,000
Payable for shares of Common Stock redeemed		104,852
Payable for futures variation margin—Note 4		46,719
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		1,027
Accrued expenses		105,905
		22,307,302
Net Assets ($)		229,097,868
Composition of Net Assets ($):
Paid-in capital		254,152,251
Accumulated distributions in excess of investment income—net		(233,047)
Accumulated net realized gain (loss) on investments		(26,770,838)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($383,500)
net unrealized (depreciation) on financial futures]		1,949,502
Net Assets ($)		229,097,868

Net Asset Value Per Share
	Class D	Class P
Net Assets ($)	228,653,390	444,478
Shares Outstanding	21,633,035	41,995
Net Asset Value Per Share ($)	10.57	10.58

See notes to financial statements.

18

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2015 (Unaudited)

Investment Income ($):
Income:
Interest	2,051,929
Income from securities lending—Note 1(c)	11,446
Dividends;
Affiliated issuers	853
Total Income	2,064,228
Expenses:
Management fee—Note 3(a)	600,117
Shareholder servicing costs—Note 3(b)	345,551
Directors’ fees and expenses—Note 3(c)	34,226
Professional fees	33,586
Prospectus and shareholders’ reports	24,575
Registration fees	20,352
Custodian fees—Note 3(b)	11,632
Loan commitment fees—Note 2	1,357
Miscellaneous	19,044
Total Expenses	1,090,440
Less—reduction in expenses due to undertaking—Note 3(a)	(308,741)
Less—reduction in fees due to earnings credits—Note 3(b)	(74)
Net Expenses	781,625
Investment Income—Net	1,282,603
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(446,092)
Net realized gain (loss) on financial futures	(393,253)
Net realized gain (loss) on forward foreign currency exchange contracts	155,111
Net Realized Gain (Loss)	(684,234)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(169,559)
Net unrealized appreciation (depreciation) on financial futures	(498,736)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	20,622
Net Unrealized Appreciation (Depreciation)	(647,673)
Net Realized and Unrealized Gain (Loss) on Investments	(1,331,907)
Net (Decrease) in Net Assets Resulting from Operations	(49,304)

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
Operations ($):
Investment income—net	1,282,603	3,159,043
Net realized gain (loss) on investments	(684,234)	(763,283)
Net unrealized appreciation
(depreciation) on investments	(647,673)	2,232,989
Net Increase (Decrease) in Net Assets
Resulting from Operations	(49,304)	4,628,749
Dividends to Shareholders from ($):
Investment income—net:
Class D	(1,528,956)	(4,325,354)
Class P	(2,843)	(10,725)
Net realized gain on investments:
Class D	—	(210,433)
Class P	—	(424)
Total Dividends	(1,531,799)	(4,546,936)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class D	16,986,924	54,755,229
Class P	19	74,862
Dividends reinvested:
Class D	1,408,535	4,190,061
Class P	2,674	8,650
Cost of shares redeemed:
Class D	(31,396,713)	(65,964,273)
Class P	(82,498)	(360,095)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(13,081,059)	(7,295,566)
Total Increase (Decrease) in Net Assets	(14,662,162)	(7,213,753)
Net Assets ($):
Beginning of Period	243,760,030	250,973,783
End of Period	229,097,868	243,760,030
Undistributed (distributions in excess of)
investment income—net	(233,047)	16,149

20

	Six Months Ended
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
Capital Share Transactions:
Class D
Shares sold	1,605,337	5,145,554
Shares issued for dividends reinvested	133,107	393,499
Shares redeemed	(2,969,690)	(6,197,689)
Net Increase (Decrease) in Shares Outstanding	(1,231,246)	(658,636)
Class P
Shares sold	2	7,023
Shares issued for dividends reinvested	252	812
Shares redeemed	(7,763)	(33,737)
Net Increase (Decrease) in Shares Outstanding	(7,509)	(25,902)
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2015				Year Ended July 31,
Class D Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	10.64		10.64	10.72	10.76	10.78	10.34
Investment Operations:
Investment income—net[a]	.06		.14	.16	.14	.23	.32
Net realized and unrealized
gain (loss) on investments	(.06)		.06	.02	.05	.06	.51
Total from Investment Operations	—		.20	.18	.19	.29	.83
Distributions:
Dividends from
investment income—net	(.07)		(.19)	(.24)	(.23)	(.31)	(.39)
Dividends from net realized
gain on investments	—		(.01)	(.02)	—	—	—
Total Distributions	(.07)		(.20)	(.26)	(.23)	(.31)	(.39)
Net asset value, end of period	10.57		10.64	10.64	10.72	10.76	10.78
Total Return (%)	(.01)[b]		1.94	1.60	1.80	2.67	8.12
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	[c]	.89	.89	.90	.90	.90
Ratio of net expenses
to average net assets	.65	[c]	.65	.69	.90	.90	.90
Ratio of net investment income
to average net assets	1.07	[c]	1.27	1.52	1.33	2.11	3.00
Portfolio Turnover Rate	36.17	[b]	175.95	109.51 [d]	173.05 [d]	118.74	90.03
Net Assets, end of period
($ x 1,000)	228,653		243,233	250,171	250,850	261,652	256,259

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2013 and
2012 were 106.46% and 160.80%, respectively.

See notes to financial statements.

22

Six Months Ended
January 31, 2015				Year Ended July 31,
Class P Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	10.65		10.65	10.74	10.77	10.79	10.36
Investment Operations:
Investment income—net[a]	.05		.14	.16	.14	.23	.32
Net realized and unrealized
gain (loss) on investments	(.05)		.05	.00 [b]	.06	.05	.50
Total from Investment Operations	—		.19	.16	.20	.28	.82
Distributions:
Dividends from
investment income—net	(.07)		(.18)	(.23)	(.23)	(.30)	(.39)
Dividends from net realized
gain on investments	—		(.01)	(.02)	—	—	—
Total Distributions	(.07)		(.19)	(.25)	(.23)	(.30)	(.39)
Net asset value, end of period	10.58		10.65	10.65	10.74	10.77	10.79
Total Return (%)	(.04)[c]		1.79	1.56	1.85	2.65	8.10
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	[d]	1.01	.93	.95	.93	.93
Ratio of net expenses
to average net assets	.70	[d]	.70	.74	.95	.93	.93
Ratio of net investment income
to average net assets	1.02	[d]	1.26	1.50	1.30	2.09	2.97
Portfolio Turnover Rate	36.17	[c]	175.95	109.51 [e]	173.05 [e]	118.74	90.03
Net Assets, end of period
($ x 1,000)	444		527	803	1,153	1,047	1,478

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2013 and
2012 were 106.46% and 160.80%, respectively.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short Term Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class D (500 million shares authorized) and Class P (300 million shares authorized). Class D and Class P shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

24

authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assump-tions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

26

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund’s investments:

At January 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign

28

		Level 2—Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs
	Level 1— Unadjusted Quoted Prices

				Total
Assets ($)
Investments in Securities:
Asset-Backed	—	19,153,577	—	19,153,577
Commercial
Mortgage-Backed	—	9,680,476	—	9,680,476
Corporate Bonds†	—	70,542,113	—	70,542,113
Foreign Government	—	6,238,373	—	6,238,373
Mutual Funds	5,275,323	—	—	5,275,323
Residential
Mortgage-Backed	—	239,738	—	239,738
U.S. Government
Agencies/
Mortgage-Backed	—	5,219,453	—	5,219,453
U.S. Treasury	—	115,447,684	—	115,447,684
Other Financial
Instruments:
Financial Futures††	128,969	—	—	128,969
Forward Foreign
Currency
Exchange
Contracts††	—	35,581	—	35,581
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(512,469)	—	—	(512,469)
Forward Foreign
Currency
Exchange
Contracts††	—	(1,027)	—	(1,027)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended January 31, 2015,The Bank of New York Mellon earned $2,467 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended January 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	7/31/2014 ($)	Purchases ($)	Sales ($)	1/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,493,113	27,359,632	24,834,422	4,018,323	1.8
Dreyfus
Institutional
Cash
Advantage
Fund	1,149,200	64,693,343	64,585,543	1,257,000.5
Total	2,642,313	92,052,975	89,419,965	5,275,323	2.3

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

30

As of and during the period ended January 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $25,409,243 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2014. If not applied, $7,342,005 of the carryover expires in fiscal year 2015, $4,178,299 expires in fiscal year 2016, $5,740,844 expires in fiscal year 2017 and $4,860,107 expires in fiscal year 2018. The fund has $594,671 of post-enactment short-term capital losses and $2,693,317 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2014 was as follows: ordinary income $4,546,936. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from August 1, 2014 through December 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of neither class (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $308,741 during the period ended January 31, 2015.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .20% of the value of the average daily net assets of Class D shares and .25% of the value of the average daily net assets of Class P shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service

32

Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2015, Class D and Class P shares were charged $239,580 and $583, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2015, the fund was charged $58,782 for transfer agency services and $2,286 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $70.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2015, the fund was charged $11,632 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended January 31, 2015, the fund was charged $1,750 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $4.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended January 31, 2015, the fund was charged $3,693 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $97,510, Shareholder Services Plan fees $39,023, custodian fees $10,316, Chief Compliance Officer fees $2,467 and transfer agency fees $7,555, which are offset against an expense reimbursement currently in effect in the amount of $45,895.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures and forward contracts, during the period ended January 31, 2015, amounted to $85,152,562 and $98,435,958, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2015 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively,“Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk,

34

as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at January 31, 2015 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty.The following summarizes open forward contracts at January 31, 2015:

		Foreign Currency Amounts			Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency
Exchange Contracts			Proceeds ($)	Value ($)
Sales:
Australian Dollar,
Expiring
2/27/2015	[a]	1,055,000	833,919	819,934	13,985
Euro,
Expiring:
2/27/2015	[a]	246,000	277,017	278,044	(1,027)
2/27/2015	[b]	469,000	533,621	530,091	3,530
New Zealand Dollar,
Expiring
2/27/2015	[b]	750,000	562,320	544,254	18,066
Gross Unrealized
Appreciation					35,581
Gross Unrealized
Depreciation					(1,027)

Counterparties:

a	JP Morgan Chase Bank
b	Goldman Sachs International

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	128,969	Interest rate risk[1]	(512,469)
Foreign exchange risk[2]	35,581	Foreign exchange risk[2]	(1,027)
Gross fair value of
derivatives contracts	164,550		(513,496)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

36

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
	Financial	Forward
Underlying risk	Futures[3]	Contracts[4]	Total
Interest rate	(393,253)	—	(393,253)
Foreign exchange	—	155,111	155,111
Total	(393,253)	155,111	(238,142)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[5]	Contracts[6]	Total
Interest rate	(498,736)	—	(498,736)
Foreign exchange	—	20,622	20,622
Total	(498,736)	20,622	(478,114)

Statement of Operations location:

3	Net realized gain (loss) on financial futures.
4	Net realized gain (loss) on forward foreign currency exchange contracts.
5	Net unrealized appreciation (depreciation) on financial futures.
6	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At January 31, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	128,969	(512,469)
Forward contracts	35,581	(1,027)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	164,550	(513,496)
Derivatives not subject to
Master Agreements	(128,969)	512,469
Total gross amount of assets and
liabilities subject to
Master Agreements	35,581	(1,027)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2015:†

		Financial Instruments and Derivatives Available for Offset ($)

	Gross Amount of		Collateral	Net Amount of
Counterparty	Assets ($)[1]		Received ($)	Assets ($)
Goldman Sachs
International	21,596	—	—	21,596
JP Morgan Chase Bank	13,985	(1,027)	—	12,958
Total	35,581	(1,027)	—	34,554

		Financial Instruments and Derivatives Available for Offset ($)

	Gross Amount of		Collateral	Net Amount of
Counterparty	Liabilities ($)[1]		Pledged ($)	Liabilities ($)
JP Morgan Chase Bank	1,027	(1,027)	—	—
Total	1,027	(1,027)	—	—

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

38

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2015:

Average Market Value ($)
Interest rate financial futures	50,687,148
Forward contracts	1,574,228

At January 31, 2015, accumulated net unrealized appreciation on investments was $2,300,894, consisting of $2,780,935 gross unrealized appreciation and $480,041 gross unrealized depreciation.

At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 39

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	March 24, 2015

By: /s/ James Windels
James Windels, Treasurer
Date:	March 24, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)